13FCONF CONFIDENTIAL TREATMENT
P 2/14/08

[redacted]

08017323

NON-PUBLIC

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year of Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Farallon Capital Management, L.L.C.
One Maritime Plaza
Suite 2100
San Francisco, California 94111

Form 13F File Number: 028-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Mark C. Wehrly
Managing Member
(415) 421-2132

San Francisco, California
August 14, 2007

Report Type:
13F Combination Report

List of Other Managers Reporting for this Manager:

Noonday Asset Management, L.P.
Form 13F File Number: 028-11402

CONFIDENTIAL TREATMENT

Form 13 F Summary Page

Report Summary

Number of Other Included Managers

1

Form 13 F Information Table Entry Total:

1

Form 13 F Information Table Value Total:

$5,088 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-06372
Name: Farallon Partners, L.L.C.

CONFIDENTIAL TREATMENT

Form 13F Information Table

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMOUNT	SH/PRN PUT/CALL	INVSTMT DISCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE
TXU CORP	COM	873168108	5,088	75,600	SH	OTHER	01	75,600

NY415255.1/344-05312

END